UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

NYSA Trust

NYSA Fund

Semi-Annual Report
September 30, 2007

Investment Adviser

Pinnacle Advisors LLC
5710 Commons Park Dr.
East Syracuse, NY 13057

	NYSA FUND
	Schedule of Investments
	September 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 94.49%

Aircraft Engines Add on Parts - 3.67%
2,000	United Technologies Corp.	$ 160,960

Malt Beverages - 5.85%
3,500	Pepsico, Inc.	256,410

Canned Fruit & Vegitable Preserves - 3.65%
3,000	JM Smuckers Co.	160,260

Closed End Mutual Fund - 0.53%
27,500	Universal Capital Management *	23,375

Electric Services - 0.40%
250,000	Mckenzie Bay International Ltd. *	17,500

Electromedical Apparatus - 1.69%
1,500	St. Jude Medical, Inc. *	66,105
4,000	Vision Sciences, Inc. *	8,160
		74,265
Electronic And Other Electrical Equipment - 3.30%
3,500	General Electric Co.	144,900

Engines And Turbines - 0.19%
7,000	Capstone Turbine Corp. *	8,400

Information Technology - 2.25%
4,000	Corning, Inc.	98,600

Malt Beverages - 4.56%
4,000	Anheuser Busch Companies, Inc.	199,960

Motor Vehicle Parts - 0.96%

3,000	Dorman Products, Inc. *	42,300

Motorcycles - 3.16%
3,000	Harley Davidson, Inc.	138,630

Newspapers, Printing And Publishing - 1.74%
6,000	Gatehouse Media, Inc.	76,500

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 5.95%
300	Intuitive Surgical, Inc. *	69,000
4,000	Respironics, Inc. *	192,120
		261,120
Pharmecueitcal Prepartions - 8.24%
5,500	Johnson & Johnson	361,350

Railroad Equipment - 1.59%
6,000	Protec Rail Products, Inc.	69,960

Real Estate Investment Trust - 0.95%
1,500	CB Richard Ellis Group, Inc. *	41,760

Real Estate Investment Trust - 0.59%
2,000	Thornburg Mortgage, Inc.	25,700

Refuse System - 0.96%
1,980	American Ecology Corp.	41,956

Retail Eating And Drinking - 4.35%
3,500	McDonalds Corp.	190,645

Retail Eating And Drinking - 1.35%
500	Chipotle Mexican Grill, Inc. *	59,065

Security & Commodity Brokers - 1.48%
500	Nymex Holdings, Inc.	65,090

Semi Conductors & Related Devices - 0.60%
2,000	Advanced Micro Devices, Inc. *	26,400

Services-Computer Integrated Systems - 1.25%
1,500	Quality Systems, Inc.	54,945

Services-Medical Laboratories - 2.68%
1,500	Laboratory Corp of America Holdings *	117,345

Soaps And Detergents - 8.02%
1,500	Church & Dwight Co., Inc.	70,560
4,000	Procter & Gamble Co.	281,360
		351,920
Software - 0.45%
220,000	Nibex, Inc. +	19,800

Sugar & Confectionery Products - 4.39%
3,000	Wrigley (WM.) Jr. Co.	192,690

Surgical & Medical Instruments - 19.68%
1,000	Stryker Corp.	68,760
2,000	Bard C.R., Inc.	176,380
34,000	Transluminal Technologies * +	102,000
8,000	Accuray, Inc. *	139,680
4,000	Cardica, Inc. *	38,160
8,000	Angiodynam, Inc. *	150,800
2,000	3M Co.	187,160
		862,940

TOTAL FOR COMMON STOCKS (Cost $4,142,441) - 94.48%		$ 4,144,746

SHORT TERM INVESTMENTS - 2.71%
118,826	Huntington U.S. Treasury Money Market IV 3.59% ** (Cost $118,826)	118,826

TOTAL INVESTMENTS (Cost $4,261,267) - 97.19%		$ 4,263,572

OTHER ASSETS LESS LIABILITIES - 2.81%		123,053

NET ASSETS - 100.00%		$ 4,386,625

+ Restricted Security
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.
The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Assets and Liabilities
September 30, 2007 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $4,261,267)	$ 4,263,572
Cash	202,605
Receivables:
Dividends and Interest	4,522
Total Assets	4,470,699
Liabilities:
Payables:
Securities Purchased	78,024
Accrued Management Fees	5,471
Other Accrued Expenses	579
Total Liabilities	84,074
Net Assets	$ 4,386,625

Net Assets Consist of:
Paid In Capital	$ 9,230,606
Accumulated Undistributed Net Investment Income	1,880
Accumulated Undistributed Realized Loss on Investments	(4,848,167)
Unrealized Appreciation in Value of Investments	2,306
Net Assets, for 515,676 Shares Outstanding	$ 4,386,625

Net Asset Value and Redemption Price Per Share	$ 8.51

Maximum Offering Price Per Share ($8.51/97.5%)	$ 8.73

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statement of Operations
For the six months ended September 30, 2007 (Unaudited)

Investment Income:
Dividends	$ 54,051
Interest	4,271
Total Investment Income	58,322

Expenses:
Advisory Fees (Note 3)	19,280
Transfer Agent Fees	10,814
Compliance Fees	9,000
Audit Fees	5,977
Trustee Fees	2,926
Legal Fees	2,779
Custodial Fees	2,694
Miscellaneous Fees	2,508
Service Fees	1,665
Printing and Mailing Fees	612
Insurance Fees	671
Registration Fees	178
Total Expenses	59,104
Advisory Fees Waived (Note 3)	(2,662)
Net Expenses	56,442

Net Investment Income	1,880

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	495,985
Net Change in Unrealized Depreciation on Investments	(269,156)
Realized and Unrealized Gain (Loss) on Investments	226,829

Net Increase in Net Assets Resulting from Operations	$ 228,709

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	9/30/2007	3/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 1,880	$ (45,678)
Net Realized Gain on Investments	495,985	331,602
Unrealized Depreciation on Investments	(269,156)	(729,928)
Net Increase (Decrease) in Net Assets Resulting from Operations	228,709	(444,004)

Distributions to Shareholders:
Net Investment Income	0	0
Realized Gains	0	0
Total Dividends and Distributions Paid to Shareholders	0	0

Capital Share Transactions (Note 5)	644,043	(714,978)

Total Increase (Decrease) in Net Assets	872,752	(1,158,982)

Net Assets:
Beginning of Period	3,513,873	4,672,855

End of Period (Including Undistributed Net Investment Income of $1,880)	$ 4,386,625	$ 3,513,873

The accompanying notes are an integral part of these financial statements.

NYSA FUND
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	9/30/2007		3/31/2007	3/31/2006	3/31/2005	3/31/2004	3/31/2003

Net Asset Value, at Beginning of Period	$ 8.06		$ 8.96	$ 8.05	$ 8.95	$ 5.73	$ 8.63

Income From Investment Operations:
Net Investment Income (Loss) *	0.00		(0.10)	(0.11)	(0.13)	(0.08)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.45		(0.80)	1.02	(0.77)	3.30	(2.82)
Total from Investment Operations	0.45		(0.90)	0.91	(0.90)	3.22	(2.90)

Distributions:
Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00		0.00	0.00	0.00	0.00	0.00
Total from Distributions	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 8.51		$ 8.06	$ 8.96	$ 8.05	$ 8.95	$ 5.73

Total Return **	5.58%		(10.04)%	11.30%	(10.06)%	56.19%	(33.60)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,387		$ 3,513	$ 4,673	$ 4,825	$ 6,139	$ 4,040
Before Waiver
Ratio of Expenses to Average Net Assets	3.07%	***	3.16%	3.07%	2.69%	3.04%	4.82%
After Waiver
Ratio of Expenses to Average Net Assets	2.93%	***	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.10%	***	(1.14)%	(1.32)%	(1.42)%	(1.02)%	(1.40)%
Portfolio Turnover	166%		64%	122%	97%	123%	73%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2007(Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The NYSA Fund (the “Fund”) is a non-diversified series of The New York State Opportunity Funds (the “Trust”).  The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the “Advisor”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.

The Fund seeks to provide long-term capital growth by investing primarily in the common stocks of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

The following is a summary of the Fund's significant accounting policies:

Securities Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions – Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

        Distributions to Shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year and are recorded on the ex-dividend date.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.  For the fiscal year ended March 31, 2007 the Fund did not pay any distributions to its shareholders.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.  Actual results could differ from those estimates.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007(Unaudited)

Federal Income Taxes – It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Reclassifications – In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of March 31, 2007, the Fund recorded permanent book/tax differences of $45,678 from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $6,584,769 and $5,925,671 respectively, for the six months ended September 30, 2007.

Net unrealized appreciation of the Fund’s investments at September 30, 2007 was $2,306 (gross unrealized appreciation of $288,007; gross unrealized depreciation of $285,701).

3.   TRANSACTIONS WITH AFFILIATES

Advisory Agreement -Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.  The Advisor was paid Advisory fees of $19,280 of which the Advisor voluntarily waived $2,662 of operating expenses for the six months ended September 30, 2007.

Change in Portfolio Manager - Effective as of April 10, 2007, Michael M. Samoraj replaced Gregg A. Kidd as the Portfolio Manager of the Fund.  Mr. Kidd, President and a controlling equity owner of the Advisor, had served as Portfolio Manager of the Fund since its inception in 1997.  Mr. Samoraj is solely and primarily responsible for the day-to-day management of the Fund’s portfolio.  In connection with his duties as Portfolio Manager, Mr. Samoraj is responsible for analyzing which securities are eligible for purchase by the Fund, selecting and making recommendations regarding securities to be purchased, and exploring new channels of distribution for the Fund’s shares.  Mr. Samoraj is an employee of the Adviser and has been employed by Pinnacle Investments, LLC, the Principal Underwriter of the Fund during the past five years. Mr. Samoraj has managed client accounts on a non-discretionary basis for 25 years.  He has no experience managing investment company portfolios.   Mr. Samoraj also serves as Secretary and Chief Compliance Officer of the Fund.

For the six months ended September 30, 2007 compliance fees of $9,000 were paid to the Fund’s Chief Compliance Officer, who also serves as secretary of the Fund.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007(Unaudited)

Portfolio Transactions - Commissions paid by the Fund are based on the per transaction commission charge then in effect for the execution of a transaction for the Fund by the investment adviser.  Commissions paid to Pinnacle Investments, Inc., an affiliate of the Advisor, were $35,527 for the six months ended September 30, 2007.

Implementation of a Service Fee Plan - Effective August 1, 2007, the Fund has adopted a Service Fee Plan, pursuant to which the Fund will incur expenses of up to 0.25% per year of the Fund’s net assets.  Under the Service Fee Plan, the Fund is permitted to reimburse the Underwriter for a portion of its expenses incurred in servicing shareholder accounts.

4.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2007, National Financial Services, for the benefit of others, in aggregate owned more than 76% of the Fund.

5.   RESTRICTED SECURITIES

The investment in 220,000 shares of Nibex, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $.09 per share after considering certain pertinent factors, including the results of operations of Nibex, Inc. since the date of purchase of July 21, 2003 for $200,000 and the sales price of recent private placement in its common stock. No quoted market price exists for Nibex, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

The investment in 34,000 shares of Transluminal Technologies, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $3 per share after considering certain pertinent factors, including the results of operations of Transluminal Technologies, Inc. since the date of purchase of September 14, 2007 for $34,000 and the sales price of recent private placement in its common stock. No quoted market price exists for Transluminal Technologies, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

6.   TAX MATTERS

As of September 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital losses	$(5,344,152)
Unrealized appreciation	256,334
$(5,087,818)

The following information is computed on a tax basis for each item as of September 30, 2007:

Cost of portfolio investments	$ 4,261,267

Gross unrealized appreciation	$ 288,007
Gross unrealized depreciation	(285,701)
Net unrealized appreciation	$ 2,306

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007(Unaudited)

As of March 31, 2007, the Fund has federal income tax capital loss carryforwards of approximately $5,325,402 expiring as follows:

Year	Amount
2010	$2,076,933
2011	1,498,099
2012	1,482,962
2014	267,408
$5,325,402

7.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of no par value shares of separate series.  The total paid-in-capital was $9,230,606 as of September 30, 2007.  Transactions in capital for the six months ended September 30, 2007 and fiscal year ended March 31, 2007 were as follows:

	Six Months Ended September 30, 2007	Year Ended March 31, 2007
Shares sold	125,506	5,113
Shares redeemed	(45,605)	(44,241)
Net increase (decrease) in shares	(79,901)	(39,128)

	Six Months Ended September 30, 2007	Year Ended March 31, 2007
Proceeds from sale of shares	$1,006,486	$96,465
Cost of shares redeemed	(362,443)	(811,443)
Net increase (decrease) in capital share transactions	$644,043	$(714,978)

Implementation of a Sales Charge - Effective as of May 14, 2007, shares of the Fund are offered to the public on a continuous basis subject to a front-end sales charge (load) which decreases as a percentage of the public offering price as determined by a breakpoint schedule at successively higher levels of investment. As described in the Prospectus dated August 1, 2006, as supplemented on April 10, 2007 and May 23, 2007, the front-end sales charge is eliminated on purchases of $1 million or more.  From April 1, 2005 through May 11, 2007, shares of the Fund were offered to the public at net asset value.  The maximum sales charge is 2.5%.

8.   NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on April 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2007(Unaudited)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

September 30, 2007 (Unaudited)

Expense Example

As a shareholder of the NYSA FUND , you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2007 through September 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2007	September 30, 2007	April 1, 2007 to September 30, 2007

Actual	$1,000.00	$1,055.83	$15.10
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,010.38	$14.77
* Expenses are equal to the Fund's annualized expense ratio of 2.93%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NYSA FUND

TRUSTEES AND OFFICERS (Unaudited)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Joseph Masella One Unity Plaza at Franklin Square, Syracuse, NY Age: 56	Trustee	Since February 1997	1	Executive Vice President and a Director of Unity Mutual Life Insurance Company
Mark E. Wadach 110 Treeland Circle, Syracuse, NY Age: 55	Trustee	Since February 1997	1

Sales Representative/Consultant for Upstate Utilities & Consultants from November 2007 to present. Sales Representative for Morabito Gas & Electric Company from November 2007 to October 2000, he was a Mortgage Consultant for Syracuse Securities (a real estate financing firm).

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Gregg A. Kidd [1] 5710 Commons Park Dr. East Syracuse, NY Age: 44	President and Trustee	Since November 1996	1	President of Pinnacle Investments, Inc. and Pinnacle Advisors LLC.
Daniel F. Raite 5710 Commons Park Dr. East Syracuse, NY Age:59	Treasurer	Since November 1996	1	Vice President of Pinnacle Investments, Inc. and CCO for Pinnacle Advisors LLC
Michael Samoraj 5710 Commons Park Dr. East Syracuse, NY Age:47	Chief Compliance Officer, Secretary	Since October 2004 Since April 2003	1	Registered representative and principal for Pinnacle Investments Inc.

1 Gregg A. Kidd is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 30, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The NYSA Series Trust

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 10, 2007

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date December 10, 2007

* Print the name and title of each signing officer under his or her signature.